UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.

(Address of principal executive offices):	60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

(Name and address of agent for service):	Gregg B. Keeling
60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

Registrant’s telephone number:	(415) 461-8770

Date of fiscal year end:	June 30, 2009

Date of reporting period:	September 30, 2008

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Equity Income Fund®
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value*

COMMON STOCKS - 96.6%

AEROSPACE/DEFENSE - 1.9%
Boeing Co.	10,200	$584,970

AIR FREIGHT & LOGISTICS - 1.8%
United Parcel Service, Inc. Class B	9,115	573,242

APPAREL ACCESSORIES & LUXURY GOODS - 1.8%
VF Corp.	7,500	579,825

AUTO PARTS & EQUIPMENT - 1.5%
Autoliv, Inc. (Sweden)	13,780	465,075

BANKING-DIVERSIFIED BANKS - 2.1%
Comerica, Inc.	19,945	653,997

BANKING-INVESTMENT BANKING & BROKERAGE - 1.0%
Morgan Stanley	13,900	319,700

BANKING-REGIONAL BANKS - 0.9%
Regions Financial Corp.	29,800	286,080

BREWERS - 1.0%
Anheuser-Busch Cos., Inc.	5,000	324,400

CHEMICALS-DIVERSIFIED - 2.0%
Dow Chemical Co. (The)	19,500	619,710

CHEMICALS-SPECIALTY - 1.8%
RPM International, Inc.	29,625	572,947

COMMERCIAL PRINTING - 2.0%
R. R. Donnelley & Sons Co.	25,415	623,430

COMPUTER HARDWARE - 2.0%
Diebold, Inc.	18,975	628,262

COMPUTER STORAGE & PERIPHERALS - 1.9%
Seagate Technology	48,800	591,456

CONSTRUCTION MATERIALS - 1.9%
Vulcan Materials Co.	7,900	588,550

CONSTRUCTION MATERIALS-STEEL - 1.8%
Timken Co.	20,000	567,000

DATA PROCESSING & OUTSOURCED SERVICES - 2.2%
Automatic Data Processing, Inc.	15,800	675,450

DISTRIBUTORS - 1.9%
Genuine Parts Co.	14,485	582,442

ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
Hubbell, Inc. Class B	15,600	546,780

ENVIRONMENTAL FACILITIES & SERVICES - 1.9%
Waste Management, Inc.	19,290	607,442

FOOD DISTRIBUTORS - 2.1%
SYSCO Corp.	21,900	675,177

FOOD & MEATS-PACKAGED - 2.2%
Kraft Foods, Inc. Class A	21,000	687,750

FOOD RETAIL - 2.0%
SUPERVALU, Inc.	28,700	622,790

GENERAL MERCHANDISE STORES - 2.4%
Family Dollar Stores, Inc.	31,500	746,550

Meridian Equity Income Fund®
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Shares	Value*

COMMON STOCK (continued)

HOTEL RESORTS & CRUISE LINES - 2.0%
Carnival Corp.	18,040	$637,714

HOUSEHOLD APPLIANCES - 1.9%
Stanley Works (The)	14,550	607,317

HOUSEHOLD-HOME FURNISHINGS - 2.7%
Leggett & Platt, Inc.	38,525	839,460

HOUSEHOLD PRODUCTS - 2.3%
Kimberly-Clark Corp.	11,050	716,482

HOUSEWARES SPECIALTIES - 2.0%
Newell Rubbermaid, Inc.	36,800	635,168

INDUSTRIAL CONGLOMERATES - 2.0%
General Electric Co.	24,700	629,850

INDUSTRIAL MACHINERY - 1.8%
Eaton Corp.	10,120	568,542

INSURANCE BROKERS - 1.8%
Willis Group Holdings, Ltd. (United Kingdom)	18,025	581,486

INSURANCE-LIFE & HEALTH - 1.9%
Lincoln National Corp.	14,085	602,979

INSURANCE-PROPERTY & CASUALTY - 1.9%
Mercury General Corp.	10,745	588,289

LEISURE PRODUCTS - 2.0%
Mattel, Inc.	34,100	615,164

MACHINERY-CONSTRUCTION, FARM & HEAVY TRUCKS - 1.7%
Caterpillar, Inc.	9,100	542,360

MEDIA-BROADCASTING & CABLE TV - 1.8%
CBS Corp. Class B	38,300	558,414

MOTORCYLE MANUFACTURERS - 1.9%
Harley-Davidson, Inc.	15,800	589,340

OFFICE SERVICES & SUPPLIES - 2.0%
Avery Dennison Corp.	14,055	625,166

OIL & GAS-INTEGRATED - 1.9%
Chevron Corp.	7,400	610,352

PAPER & FOREST PRODUCTS - 2.2%
International Paper Co.	26,500	693,770

PAPER & PACKAGING - 2.1%
Sonoco Products Co.	22,400	664,832

PERSONAL PRODUCTS - 1.9%
Nu Skin Enterprises, Inc. Class A	37,700	611,494

PHARMACEUTICALS - 2.4%
Johnson & Johnson	10,735	743,721

REITS-DIVERSIFIED - 2.1%
Apartment Investment & Management Co. Class A REIT	19,200	672,384

RESTAURANTS - 2.5%
McDonald’s Corp.	12,500	771,250

Meridian Equity Income Fund®
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Shares	Value*

COMMON STOCK (continued)

SEMICONDUCTORS - 1.9%
Intel Corp.	32,225	$603,574

SOFT DRINKS - 2.1%
Coca-Cola Co. (The)	12,400	655,712

TELECOMMUNICATION SERVICES- INTEGRATED - 1.9%
AT&T, Inc.	21,480	599,722

TOBACCO - 2.1%
Reynolds American, Inc.	13,705	666,337

UTILITIES-GAS - 2.0%
AGL Resources, Inc.	20,300	637,014

TOTAL INVESTMENTS - 96.6% (Cost $35,441,373)		30,390,918

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.4%		1,070,589

NET ASSETS - 100.0%		$31,461,507

The aggregate book cost is $35,441,373.

The aggregate gross unrealized appreciation is $619,648.
The aggregate gross unrealized depreciation is $(5,670,103).
The net unrealized depreciation is $(5,050,455).
REIT - Real Estate Investment Trust

*	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Financial Accounting Standards Boards Statements of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments
Valuation Inputs	in Securities

Level 1 - Quoted Prices	$30,390,918
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0

Total Market value of Investments	$30,390,918

Meridian Growth Fund®
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value***

COMMON STOCKS - 95.0%

AEROSPACE/DEFENSE - 0.4%
BE Aerospace, Inc.*	336,300	$5,323,629

BANKING - 2.6%
SVB Financial Group*	635,100	36,784,992

BROKERAGE & MONEY MANAGEMENT - 4.2%
Affiliated Managers Group, Inc.*	301,000	24,937,850
T. Rowe Price Group, Inc.	628,850	33,775,533

		58,713,383

BUSINESS SERVICES - 5.0%
Dun & Bradstreet Corp.	386,300	36,451,268
Global Payments, Inc.	769,700	34,528,742

		70,980,010

CASINOS & GAMING - 0.5%
International Game Technology	434,100	7,457,838

CELLULAR COMMUNICATIONS - 2.6%
American Tower Corp. Class A*	1,020,800	36,718,176

CHEMICALS-SPECIALTY - 2.5%
RPM International, Inc.	1,808,010	34,966,913

COMPUTER HARDWARE - 2.4%
Diebold, Inc.	1,014,525	33,590,923

CONSTRUCTION - 2.4%
Granite Construction, Inc.	954,185	34,178,907

CONSUMER SERVICES - 3.1%
Rollins, Inc.	2,291,980	43,501,780

DISTRIBUTORS - 2.4%
Watsco, Inc.	678,200	34,099,896

ENERGY - 2.2%
FMC Technologies, Inc.*	650,680	30,289,154

HEALTHCARE INFORMATION SERVICES - 2.8%
Cerner Corp.*	894,430	39,927,355

HEALTHCARE PRODUCTS - 9.4%
C. R. Bard, Inc.	473,075	44,880,625
DENTSPLY International, Inc.	1,155,600	43,381,224
Edwards Lifesciences Corp.*	766,485	44,272,174

		132,534,023

HEALTHCARE SERVICES - 2.7%
Millipore Corp.*	551,800	37,963,840

INDUSTRIAL CONGLOMERATES - 9.4%
Airgas, Inc.	556,367	27,623,622
Cooper Industries, Ltd. Class A	851,000	33,997,450
Dionex Corp.*	555,800	35,321,090
Pall Corp.	1,032,200	35,497,358

		132,439,520

INDUSTRIAL SERVICES - 2.6%
Allied Waste Industries, Inc.*	3,247,925	36,084,447

INSURANCE BROKERS - 5.8%
Brown & Brown, Inc.	2,064,350	44,631,247
Willis Group Holdings, Ltd. (United Kingdom)	1,166,530	37,632,258

		82,263,505

INSURANCE-PROPERTY & CASUALTY - 3.3%
Mercury General Corp.	861,176	47,149,386

LEISURE & AMUSEMENT - 1.8%
Royal Caribbean Cruises, Ltd.	1,241,935	25,770,151

LEISURE PRODUCTS - 1.7%
Mattel, Inc.	1,301,800	23,484,472

Meridian Growth Fund®
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Shares	Value***

COMMON STOCK (continued)

REITS-DIVERSIFIED - 2.7%
Digital Realty Trust, Inc. REIT	808,800	$38,215,800

RESTAURANTS - 2.8%
CBRL Group, Inc.	497,088	13,073,414
Jack in the Box, Inc.*	1,272,400	26,847,640

		39,921,054

RETAIL - 6.2%
Bed Bath & Beyond, Inc.*	193,300	6,071,553
PetSmart, Inc.	1,666,900	41,189,099
Ross Stores, Inc.	1,095,800	40,336,398

		87,597,050

TECHNOLOGY - 5.5%
NetApp, Inc.*	1,036,700	18,899,041
Trimble Navigation, Ltd.*	856,200	22,141,332
VeriSign, Inc.*	59,900	1,562,192
Zebra Technologies Corp. Class A*	1,244,613	34,662,472

		77,265,037

TECH-SOFTWARE - 8.0%
Advent Software, Inc.*	935,338	32,951,958
Blackbaud, Inc.	1,064,500	19,640,025
MICROS Systems, Inc.*	1,131,400	30,163,124
Nuance Communications, Inc.*	448,200	5,463,558
Teradata Corp.*	1,245,100	24,279,450

		112,498,115

TOTAL COMMON STOCKS - 95.0% (Cost $1,269,415,154)		1,339,719,356

		Value***
U.S. GOVERNMENT OBLIGATIONS - 3.9%
U.S. Treasury Bill @ 0.978%** due 10/30/08 (Face Value $5,000,000)		4,996,117
U.S. Treasury Bill @ 1.664%** due 10/30/08 (Face Value $15,000,000)		14,980,244
U.S. Treasury Bill @ 1.703%** due 11/20/08 (Face Value $20,000,000)		19,953,528
U.S. Treasury Bill @ 1.841%** due 11/20/08 (Face Value $15,000,000)		14,962,292

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $54,892,180)		54,892,181

TOTAL INVESTMENTS - 98.9% (Cost $1,324,307,335)		1,394,611,537

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.1%		16,194,748

NET ASSETS - 100.0%		$1,410,806,285

The aggregate book cost is $1,324,307,335.

The aggregate gross unrealized appreciation is $199,726,458.
The aggregate gross unrealized depreciation is $(129,422,256).
The net unrealized appreciation is $70,304,202.

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

***	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of

Meridian Growth Fund®
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Financial Accounting Standards Boards Statements of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments
Valuation Inputs	in Securities

Level 1 - Quoted Prices	$1,339,719,357
Level 2 - Other Significant Observable Inputs	54,892,180
Level 3 - Significant Unobservable Inputs	0

Total Market value of Investments	$1,394,611,537

Meridian Value Fund®
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value***

COMMON STOCKS - 94.7%

AEROSPACE/DEFENSE - 1.0%
BE Aerospace, Inc.*	766,800	$12,138,444

AGRICULTURE - 0.3%
Bunge, Ltd.	54,000	3,411,720

APPAREL - 2.1%
Carter’s, Inc.*	448,300	8,844,959
Liz Claiborne, Inc.	841,700	13,829,131
Quiksilver, Inc.*	622,600	3,573,724

		26,247,814

BANKING - 1.2%
Annaly Capital Management, Inc. REIT	1,193,200	16,048,540

CONSUMER PRODUCTS - 8.3%
Avon Products, Inc.	805,500	33,484,635
Briggs & Stratton Corp.	927,700	15,010,186
Electronic Arts, Inc.*	619,800	22,926,402
Pactiv Corp.*	1,370,900	34,039,447

		105,460,670

CONSUMER SERVICES - 0.6%
Jackson Hewitt Tax Service, Inc.	505,800	7,758,972

ENERGY - 7.0%
Exterran Holdings, Inc.*	315,850	10,094,566
International Coal Group, Inc.*	1,454,800	9,077,952
Kinder Morgan Management, LLC*	845,112	41,579,517
TETRA Technologies, Inc.*	815,300	11,291,905
Transocean, Inc.*	160,902	17,673,475

		89,717,415

ENGINEERING & CONSTRUCTION - 0.9%
KBR, Inc.	734,800	11,220,396

FOOD & MEATS-PACKAGED - 2.1%
Kraft Foods, Inc. Class A	820,200	26,861,550

HEALTHCARE PRODUCTS - 16.2%
Abbott Laboratories	684,300	39,401,994
Affymetrix, Inc.*	1,281,900	9,921,906
American Medical Systems Holdings, Inc.*	1,872,700	33,259,152
Baxter International, Inc.	350,700	23,016,441
Beckman Coulter, Inc.	480,100	34,082,299
Covidien, Ltd.	611,200	32,858,112
STERIS Corp.	888,100	33,374,798

		205,914,702

INDUSTRIAL PRODUCTS - 12.5%
Albany International Corp. Class A	1,035,800	28,308,414
Cabot Corp.	1,042,800	33,140,184
Franklin Electric Co., Inc.	632,800	28,191,240
Mine Safety Appliances Co.	631,250	24,063,250
Schnitzer Steel Industries, Inc. Class A	142,400	5,587,776
Sealed Air Corp.	1,805,600	39,705,144

		158,996,008

INFORMATION TECHNOLOGY SERVICES - 3.0%
CACI International, Inc. Class A*	765,000	38,326,500

INSURANCE BROKERS - 3.1%
Willis Group Holdings, Ltd. (United Kingdom)	1,216,300	39,237,838

LEISURE & AMUSEMENT - 1.4%
Polaris Industries, Inc.	235,600	10,717,444
Shuffle Master, Inc.*	1,303,800	6,636,342

		17,353,786

LEISURE PRODUCTS - 2.7%
Mattel, Inc.	1,937,200	34,947,088

MEDIA - 5.0%
Arbitron, Inc.	191,500	8,558,135
Grupo Televisa SA ADR (Mexico)	1,233,500	26,976,645
Marvel Entertainment, Inc.*	803,700	27,438,318

		62,973,098

METALS - 1.6%
Gold Fields, Ltd. ADR	2,161,200	20,725,908

Meridian Value Fund®
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Shares	Value***

COMMON STOCK (continued)

MOTORCYCLE MANUFACTURERS - 0.5%
Harley-Davidson, Inc.	169,300	$6,314,890

PHARMACEUTICALS - 4.9%
Cephalon, Inc.*	356,900	27,656,181
Charles River Laboratories International, Inc.*	238,700	13,255,011
ImClone Systems, Inc.*	337,400	21,067,256

		61,978,448

SEMICONDUCTORS - 2.5%
Intel Corp.	1,679,200	31,451,416

TECHNOLOGY - 3.6%
Intermec, Inc.*	1,072,300	21,059,972
Western Digital Corp.*	274,000	5,841,680
Zebra Technologies Corp. Class A*	665,000	18,520,250

		45,421,902

TELECOMMUNICATIONS SERVICES - 2.9%
Verizon Communications, Inc.	1,162,000	37,288,580

TRUCKING - 1.7%
Con-way, Inc.	484,200	21,358,062

UTILITIES - 9.6%
Avista Corp	1,112,100	24,143,691
Dynegy, Inc. Class A*	5,321,600	19,051,328
Hawaiian Electric Industries, Inc.	1,419,875	41,190,574
Progress Energy, Inc	871,800	37,600,734

		121,986,327

TOTAL COMMON STOCKS - 94.7% (Cost $1,265,127,224)		1,203,140,074

		Value***
U.S. GOVERNMENT OBLIGATIONS - 4.7%
U.S. Treasury Bill @ 1.703%** due 11/20/08 (Face Value $15,000,000)		14,965,146
U.S. Treasury Bill @ 1.841%** due 11/20/08 (Face Value $30,000,000)		29,924,583
U.S. Treasury Bill @ 1.675%** due 12/04/08 (Face Value $15,000,000)		14,980,140

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $59,845,862)		59,869,869

TOTAL INVESTMENTS - 99.4% (Cost $1,324,973,086)		1,263,009,943

CASH AND OTHER ASSETS, LESS LIABILITIES - 0.6%		7,272,870

NET ASSETS - 100.0%		$1,270,282,813

The aggregate book cost is $1,324,973,086.

The aggregate gross unrealized appreciation is $80,573,403.
The aggregate gross unrealized depreciation is $(142,536,546).
The net unrealized depreciation is $(61,963,143).

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

***	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Financial Accounting Standards Boards Statements of Financial Accounting Standards No. 157, “Fair Value

Meridian Value Fund®
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments
Valuation Inputs	in Securities

Level 1 - Quoted Prices	$1,203,140,074
Level 2 - Other Significant Observable Inputs	59,869,869
Level 3 - Significant Unobservable Inputs	0

Total Market value of Investments	$1,263,009,943

ITEM 2 — CONTROLS AND PROCEDURES
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3 — EXHIBITS
(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).
Filed herewith

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ Richard F. Aster Richard F. Aster
President & CEO

Date: October 29, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregg B. Keeling Gregg B. Keeling
CFO & Treasurer

Date: October 29, 2008

By:	/s/ Richard F. Aster Richard F. Aster
President & CEO

Date: October 29, 2008